Interests in Subsidiaries - Summary of Financial Information of Subsidiaries with Material Non-controlling Interests (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue	[1]	£ 25,877	£ 24,492	£ 19,564
Profit for the year		5,849	6,210	37,656
– Attributable to non-controlling interests		145	178	171
Total comprehensive income		2,126	9,424	34,528
– Attributable to non-controlling interests		126	185	167
Summary net assets:
Non-current assets		127,731	133,687
Current assets		13,274	12,655
Non-current liabilities		(58,022)	(64,325)
Current liabilities		(18,823)	(16,329)
Total equity		64,160	65,688	60,981	£ 8,406
Net cash generated from operating activities		8,996	10,295	5,347
Net cash generated in investing activities		(639)	(1,021)	(18,544)
Net cash (used in)/generated from financing activities		(8,593)	(9,630)	14,759
Differences on exchange		(57)	(138)	(391)
(Decrease)/increase in net cash and cash equivalents in the year		(293)	(494)	1,171
Net cash and cash equivalents at 1 January		2,328	2,822	1,651
Net cash and cash equivalents at 31 December		2,035	2,328	2,822
Subsidiaries with Material Non-controlling Interests
Summarised Financial Information of Subsidiaries with Material Non-controlling Interests [Line Items]
Revenue		191	231	237
Profit for the year		65	87	89
– Attributable to non-controlling interests		33	43	44
Total comprehensive income		65	87	87
– Attributable to non-controlling interests		33	43	43
Dividends paid to non-controlling interests		(36)	(40)	(64)
Summary net assets:
Non-current assets		20	16	18
Current assets		97	116	101
Non-current liabilities		(4)		(5)
Current liabilities		(117)	(129)	(120)
Total equity		(4)	3	(6)
– Attributable to non-controlling interests		(2)	1	(3)
Net cash generated from operating activities		61	86	67
Net cash generated in investing activities			(2)	14
Net cash (used in)/generated from financing activities		(73)	(77)	(86)
Differences on exchange			1	(1)
(Decrease)/increase in net cash and cash equivalents in the year		(12)	8	(6)
Net cash and cash equivalents at 1 January		10	2	8
Net cash and cash equivalents at 31 December		£ (2)	£ 10	£ 2

[1]	Revenue is net of duty, excise and other taxes of £39,826 million, £38,553 million and £37,780 million for the years ended 31 December 2019, 2018 and 2017, respectively.